Contingencies and Commitements (Details) - Schedule of license agreements - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Schedule of License Agreements [Abstract]
Less than one year	$ 4,194,264	$ 5,149,957
Later than one year but not more than 5 years	$ 1,250,000	$ 1,965,594